Convertible Notes (Details) - Schedule of Net Carrying Amount of the Liability Component Convertible Notes - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Convertible Note 2021 [Member] | Principal outstanding [Member]
Convertible Notes (Details) - Schedule of Net Carrying Amount of the Liability Component Convertible Notes [Line Items]
Principal outstanding		$ 1,469,512
Convertible Note 2021 [Member] | Unamortized issuance cost [Member]
Convertible Notes (Details) - Schedule of Net Carrying Amount of the Liability Component Convertible Notes [Line Items]
Unamortized issuance cost		(143,335,000,000)
Convertible Note 2021 [Member] | Net carrying value [Member]
Convertible Notes (Details) - Schedule of Net Carrying Amount of the Liability Component Convertible Notes [Line Items]
Net carrying value		1,326,177,000,000
Convertible Note 2022 [Member] | Principal outstanding [Member]
Convertible Notes (Details) - Schedule of Net Carrying Amount of the Liability Component Convertible Notes [Line Items]
Principal outstanding		3,170,000
Convertible Note 2022 [Member] | Unamortized issuance cost [Member]
Convertible Notes (Details) - Schedule of Net Carrying Amount of the Liability Component Convertible Notes [Line Items]
Unamortized issuance cost		(624,350,000,000)
Convertible Note 2022 [Member] | Net carrying value [Member]
Convertible Notes (Details) - Schedule of Net Carrying Amount of the Liability Component Convertible Notes [Line Items]
Net carrying value		2,545,650,000,000
Convertible Notes [Member] | Principal outstanding [Member]
Convertible Notes (Details) - Schedule of Net Carrying Amount of the Liability Component Convertible Notes [Line Items]
Principal outstanding		4,639,512
Convertible Notes [Member] | Unamortized issuance cost [Member]
Convertible Notes (Details) - Schedule of Net Carrying Amount of the Liability Component Convertible Notes [Line Items]
Unamortized issuance cost		(767,685,000,000)
Convertible Notes [Member] | Net carrying value [Member]
Convertible Notes (Details) - Schedule of Net Carrying Amount of the Liability Component Convertible Notes [Line Items]
Net carrying value		$ 3,871,827,000,000